Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Investor Class | T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	T. Rowe Price Intermediate Tax-Free High Yield Fund SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high level of income exempt from federal income taxes.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period July 24, 2014 through February 28, 2015, the fund’s portfolio turnover rate was 5.2% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.20%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in securities whose interest is free from federal income taxes. The fund may invest in securities rated in any rating category, but generally seeks higher yielding municipal bonds, including those that are rated noninvestment grade (BB and lower, or an equivalent rating) by a credit rating agency or, if unrated, deemed to be of comparable credit quality by T. Rowe Price, known as “junk” bonds. The fund may also buy bonds in default as long as they do not exceed 10% of the fund’s total assets. Although the fund may purchase securities of any maturity, the fund normally maintains a weighted average effective maturity of between three and 10 years. Targeting effective maturity gives the fund manager additional flexibility.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall securities markets, or particular industries or sectors.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. These conditions can lessen the financial strength of a municipality and increase the credit risk of the securities it issues.

The fund is exposed to much greater credit risk than most other municipal bond funds because of its focus on below investment-grade “junk” bonds. Municipalities issuing “junk” bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition. As a result, “junk” bonds carry a higher risk of default and should be considered speculative.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction costs; utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Risk Lose Money [Text]		rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2014, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2014, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class | T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. | T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	[1]	rr_MaximumAccountFee	$ 20
Management fees		rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	2.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.72%
Fee waiver/expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	rr_NetExpensesOverAssets	0.75%
1 year		rr_ExpenseExampleYear01	$ 77
3 years		rr_ExpenseExampleYear03	455
5 years		rr_ExpenseExampleYear05	1,074
10 years		rr_ExpenseExampleYear10	$ 2,748

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).